Expense Example - Pioneer Intrinsic Value Fund	Apr. 17, 2021 USD ($)
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	$ 263
Expense Example, with Redemption, 3 Years	722
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	381
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	$ 1,039